Note 12 - Employee and Director Benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 12 - Employee and Director Benefits (Details) [Line Items]
Defined Contribution Plan, Cost Recognized	$ 530,989	$ 564,654	$ 519,300
Shares Held in Employee Stock Option Plan, Allocated (in Shares)	340,606
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	604,316	606,604
Stock Issued During Period, Shares, Employee Stock Purchase Plans (in Shares)	746	626	790
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	12.00%	12.00%
Discounted Future Deferred Compensation Payments [Member]
Note 12 - Employee and Director Benefits (Details) [Line Items]
Other Liabilities	256,363	274,405
Purchased to Fund Employee Benefit Plans [Member]
Note 12 - Employee and Director Benefits (Details) [Line Items]
Cash Surrender Value of Life Insurance	13,530,890	13,143,375
Purchased to Fund Deferred Compensation Payments [Member]
Note 12 - Employee and Director Benefits (Details) [Line Items]
Cash Surrender Value of Life Insurance	$ 642,248	$ 617,808